Marketable Securities: (Tables)	3 Months Ended
Mar. 31, 2019
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	March 31,	December 31,
	2019	2018
Equity securities
Fair value at beginning of period	$287,638	$239,232
Increase (decrease) in fair value	(14,126)	48,406
Fair value at balance sheet date	$273,512	$287,638

Debt securities
Fair value at beginning of year	$-	$-
Acquisitions	-	88,500,000
Dispositions	-	(74,311,349)
Realized loss	-	(14,188,651)
Fair value at balance sheet date	$-	$-